Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues:
Income, financing and brokerage	$ 3,021,874	$ 3,113,693	$ 9,702,278	$ 9,566,571
Income from rental property	2,311,855		2,311,855
Total revenues	5,333,729	3,113,693	12,014,133	9,566,571
Cost of revenue, financing and brokerage	700,901	602,641	2,077,306	1,727,626
Gross profit	4,632,828	2,511,052	9,936,827	7,838,945
Operating expenses:
General and administrative expenses	7,134,472	1,916,196	11,315,716	5,571,086
Provision for credit losses	491,918	543,902	1,539,292	3,106,144
Professional fees	717,538	610,057	2,044,950	1,757,637
Total operating expense	8,343,928	3,070,155	14,899,958	10,434,867
Loss from operations	(3,711,100)	(559,103)	(4,963,131)	(2,595,922)
Other income (expense):
Interest expense	(2,715,575)	(1,251,370)	(5,498,192)	(3,379,040)
Loss on write down of investment		(232)		(1,917)
Other losses	(79,616)	(7,602)	(27,494)	(19,756)
Total other income (expenses)	(2,795,191)	(1,259,204)	(5,525,686)	(3,400,713)
Net loss before income taxes	(6,506,291)	(1,818,307)	(10,488,817)	(5,996,635)
Income tax provision	(11,084)		(11,084)
Net loss	(6,517,375)	(1,818,307)	(10,499,901)	(5,996,635)
Net income attributable to noncontrolling interest	(472,307)		(472,307)
Net income attributable to redeemable noncontrolling interest	(96,482)		(96,482)
Net loss	(7,086,164)	(1,818,307)	(11,068,690)	(5,996,635)
Deemed dividend from conversion of preferred stock	(3,700,000)		(3,700,000)
Dividend on preferred stock	(262,347)	(108,825)	(611,559)	(323,771)
Net loss applicable to common stockholders	$ (11,048,511)	$ (1,927,132)	$ (15,380,249)	$ (6,320,406)
Net loss per common share - basic and diluted	$ (0.06)	$ (0.02)	$ (0.12)	$ (0.07)
Weighted-average common shares outstanding - basic and diluted	183,789,802	93,279,734	132,552,248	91,789,844
Comprehensive loss:
Net loss	$ (6,517,375)	$ (1,818,307)	$ (10,499,901)	$ (5,996,635)
Unrealized gain (loss) on foreign currency translation		(580)	2,480	(1,033)
Total comprehensive loss	$ (6,517,375)	$ (1,818,887)	$ (10,497,421)	$ (5,997,668)